Segmented Information - Summary of Results by Geographic Location (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of geographical areas [line items]
Total revenue		$ 38,834	$ 36,149	$ 34,315
Income before income taxes		13,773	12,321	10,646
Net income	[1]	11,334	10,517	8,936
Total assets		1,334,903	1,278,995	1,176,967
Canada [member]
Disclosure of geographical areas [line items]
Total revenue		23,279	20,862	20,374
Income before income taxes		8,886	7,250	6,760
Net income		6,523	5,660	5,133
Total assets		713,677	648,924	632,215
United States [member]
Disclosure of geographical areas [line items]
Total revenue		13,751	13,371	12,217
Income before income taxes		3,768	3,677	2,873
Net income		2,993	3,075	2,436
Total assets		514,263	515,478	462,330
Other international [member]
Disclosure of geographical areas [line items]
Total revenue		1,804	1,916	1,724
Income before income taxes		1,119	1,394	1,013
Net income		1,818	1,782	1,367
Total assets		$ 106,963	$ 114,593	$ 82,422

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.